As filed with the Securities and Exchange Commission on  May 5 , 2015
File No. 2-86337
File No. 811-03835

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 39	☒
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 39	☒

Value Line Centurion Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

7 Times Square, 21st Floor
New York, New York 10036-6524
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (212) 907-1900

Mitchell E. Appel
Value Line Centurion Fund, Inc.
7 Times Square, 21st Floor
New York, New York 10036-6524
(Name and Address of Agent for Service)

Copy to:
Peter D. Lowenstein, Esq.
515 West Lyon Farm Drive
Greenwich, CT 06831

It is proposed that this filing will become effective (check appropriate box)
☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 5 th day of May , 2015 .

VALUE LINE CENTURION FUND, INC.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President and Chief Executive Officer

          Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.

		Signatures	Title	Date

	*	Joyce E. Heinzerling	Director	May 5 , 2015
(Joyce E. Heinzerling)

	**	James E. Hillman	Director	May 5 , 2015
(James E. Hillman)

	**	Michael Kuritzkes	Director	May 5 , 2015
(Michael Kuritzkes)

	*	Francis C. Oakley	Director	May 5 , 2015
(Francis C. Oakley)

	*	David H. Porter	Director	May 5 , 2015
(David H. Porter)

	*	Paul Craig Roberts	Director	May 5 , 2015
(Paul Craig Roberts)

	*	Nancy-Beth Sheerr	Director	May 5 , 2015
(Nancy-Beth Sheerr)

		/s/ Mitchell E. Appel	Director, President and Chief Executive Officer	May 5 , 2015
		(Mitchell E. Appel)	(Principal Executive Officer)

		/s/ Emily D. Washington	Treasurer; Principal Financial	May 5 , 2015
		(Emily D. Washington)	and Accounting Officer; Secretary

*By:	/s/ Mitchell E. Appel
(Mitchell E. Appel, attorney-in-fact)

* Pursuant to Power of Attorney filed as an exhibit to Post. Effective Amendment N o. 30, and incorporated herein by reference.

** Pursuant to Power of Attorney filed as an exhibit to Post Effective Amendment No. 38 and incorporated herein by reference.

C-4

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-101.INS	XBRL INSTANCE DOCUMENT
EX-101.SCH	XBRL TAXONOMY EXTENSION SCHEMA DOCUMENT
EX-101.CAL	XBRL TAXONOMY EXTENSION CALCULATION LINKBASE
EX-101.DEF	XBRL TAXONOMY EXTENSION DEFINITION LINKBASE
EX-101.LAB	XBRL TAXONOMY EXTENSION LABELS LINKBASE
EX-101.PRE	XBRL TAXONOMY EXTENSION PRESENTATION LINKBASE